PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Balance as at beginning of year	$ 42,103
Balance as at ending of year	64,135	$ 42,103
COST
Property and equipment
Balance as at beginning of year	42,503	4,505
Acquisition		38,090
Additions	25,796
Write-Off/Disposals	1	92
Balance as at ending of year	68,298	42,503
ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(400)	(298)
Depreciation	3,764	189
Write-Off/Disposals	(1)	(87)
Balance as at ending of year	(4,163)	(400)
Land
Property and equipment
Balance as at beginning of year	2,412
Balance as at ending of year	2,455	2,412
Land | COST
Property and equipment
Balance as at beginning of year	2,412	507
Acquisition		1,905
Additions	43
Balance as at ending of year	2,455	2,412
Buildings
Property and equipment
Balance as at beginning of year	2,461
Balance as at ending of year	2,716	2,461
Buildings | COST
Property and equipment
Balance as at beginning of year	2,791	2,642
Acquisition		149
Additions	15
Transfers	461
Balance as at ending of year	3,267	2,791
Buildings | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(330)	(219)
Depreciation	221	111
Balance as at ending of year	(551)	(330)
Equipment
Property and equipment
Balance as at beginning of year	144
Balance as at ending of year	6,335	144
Equipment | COST
Property and equipment
Balance as at beginning of year	163
Acquisition		163
Additions	248
Transfers	9,402
Balance as at ending of year	9,813	163
Equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(19)
Depreciation	3,459	19
Balance as at ending of year	(3,478)	(19)
Computers
Property and equipment
Balance as at beginning of year	116
Balance as at ending of year	69	116
Computers | COST
Property and equipment
Balance as at beginning of year	141	56
Acquisition		132
Write-Off/Disposals		47
Balance as at ending of year	141	141
Computers | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(25)	(39)
Depreciation	47	30
Write-Off/Disposals		(44)
Balance as at ending of year	(72)	(25)
Furnitures
Property and equipment
Balance as at beginning of year	14
Balance as at ending of year	93	14
Furnitures | COST
Property and equipment
Balance as at beginning of year	25	70
Transfers	93
Write-Off/Disposals		45
Balance as at ending of year	118	25
Furnitures | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(11)	(32)
Depreciation	14	22
Write-Off/Disposals		(43)
Balance as at ending of year	(25)	(11)
Rolling Stock
Property and equipment
Balance as at beginning of year	38
Balance as at ending of year	91	38
Rolling Stock | COST
Property and equipment
Balance as at beginning of year	53	24
Acquisition		29
Additions	50
Transfers	26
Write-Off/Disposals	1
Balance as at ending of year	128	53
Rolling Stock | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(15)	(8)
Depreciation	23	7
Write-Off/Disposals	(1)
Balance as at ending of year	(37)	(15)
Mine under construction
Property and equipment
Balance as at beginning of year	18,032
Balance as at ending of year	37,785	18,032
Mine under construction | COST
Property and equipment
Balance as at beginning of year	18,032
Acquisition		18,032
Additions	19,753
Balance as at ending of year	37,785	18,032
Battery Material Demonstration Plant under construction
Property and equipment
Balance as at beginning of year	18,886
Balance as at ending of year	14,591	18,886
Battery Material Demonstration Plant under construction | COST
Property and equipment
Balance as at beginning of year	18,886	1,206
Acquisition		17,680
Additions	5,687
Transfers	(9,982)
Balance as at ending of year	$ 14,591	$ 18,886